N-4	Oct. 10, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Oct. 10, 2023
Amendment Flag	false
C000226560 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Focused Blend Portfolio – Class III
C000226562 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio – Class III
C000007934 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund – Class III
C000007910 [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Large Cap Growth Equity V.I. Fund – Class III (formerly BlackRock Large Cap Focus Growth V.I. Fund – Class III)